THE MANAGERS FUNDS

MANAGERS SPECIAL EQUITY FUND

Supplement dated January 5, 2009 to the Prospectus dated April 1, 2008

(as supplemented May 16, 2008, September 12, 2008, September 15, 2008, October 8, 2008, October 17,

2008, October 23, 2008 and December 5, 2008) and the Statement of Additional Information

dated April 1, 2008 (as supplemented September 15, 2008 and October 23, 2008)

The following information supplements and supersedes any information to the contrary relating to Managers Special Equity Fund (the “Fund”), a series of The Managers Funds, contained in the Fund’s Prospectus dated April 1, 2008 (as supplemented May 16, 2008, September 12, 2008, September 15, 2008, October 8, 2008, October 17, 2008, October 23, 2008 and December 5, 2008) and the Statement of Additional Information dated April 1, 2008 (as supplemented September 15, 2008 and October 23, 2008).

As of December 31, 2008, the management team of Skyline Asset Management, L.P. (“SAM”), a subadvisor to the Fund, has acquired 100% of the ownership of SAM from Affiliated Managers Group, Inc. (“AMG”). As a result, AMG and Managers Investment Group LLC, an independently managed subsidiary of AMG and the investment manager to the Fund, are no longer affiliated with SAM.

On December 5, 2008, the Board of Trustees approved on behalf of the Fund the continuation of SAM as a subadvisor to the Fund and approved a new subadvisory agreement effective on December 31, 2008, the terms of which are substantially similar to the provisions of the previous subadvisory agreement.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

THE MANAGERS FUNDS

MANAGERS SPECIAL EQUITY FUND

Supplement dated January 5, 2009 to the Prospectus dated April 1, 2008

(as supplemented May 16, 2008, September 15, 2008 and October 23, 2008)

The following information supplements and supersedes any information to the contrary relating to Managers Special Equity Fund (the “Fund”), a series of The Managers Funds, contained in the Fund’s Prospectus dated April 1, 2008 (as supplemented May 16, 2008, September 15, 2008 and October 23, 2008).

As of December 31, 2008, the management team of Skyline Asset Management, L.P. (“SAM”), a subadvisor to the Fund, has acquired 100% of the ownership of SAM from Affiliated Managers Group, Inc. (“AMG”). As a result, AMG and Managers Investment Group LLC, an independently managed subsidiary of AMG and the investment manager to the Fund, are no longer affiliated with SAM.

On December 5, 2008, the Board of Trustees approved on behalf of the Fund the continuation of SAM as a subadvisor to the Fund and approved a new subadvisory agreement effective on December 31, 2008, the terms of which are substantially similar to the provisions of the previous subadvisory agreement.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE